STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			85 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from (used in) operating activities
Net Income (Loss)	$ (99,631)	$ (526,369)	$ 137,720	$ (6,987,185)
Adjustments to reconcile net income (loss) to net cash flows from operating activities
General and administrative - stock-based compensation	7,650	9,963	19,800	4,325,999
Gain on disposal of vehicle	(5,000)			(5,000)
Depreciation		5,001	15,308	76,540
Change in operating assets and liabilities
Accounts receivable, related party				5,000
Prepaid expenses	15,281	14,719	(28,497)	(875)
Accounts payable and accrued expenses	(1,111)	(1,476)	(51,492)	2,700
Accounts payable and accrued expenses - related party	(1,930)	427,990	53,102	842,179
Net cash provided by (used in) operating activities	(84,741)	(70,172)	145,941	(1,740,642)
Cash flows provided by (used in) investing activities
Proceeds on disposal of vehicle	5,000			5,000
Fixed assets addition				(76,540)
Cash provided by (used in) investing activities	5,000			(71,540)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants				1,749,955
Cash provided by financing activities				1,749,955
Increase (decrease) in cash	(79,741)	(70,172)	145,941	(62,227)
Cash, beginning of period	228,439	298,611	152,670	210,925
Cash, end of period	148,698	228,439	298,611	148,698
Stock issued for accounts payable and debt settlement	$ 430,000		$ 408,333	$ 838,333